UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 148.8% (93.2% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 125.6% (78.7% of Total Investments) (2)

	Aerospace & Defense – 2.6% (1.7% of Total Investments)

$5,752	Sequa Corporation, Term Loan, First Lien	6.874%	LIBOR	5.500%	11/28/21	B–	$5,810,485
1,985	Sequa Corporation, Term Loan, Second Lien	10.375%	LIBOR	9.000%	4/26/22	CCC	2,043,170
741	Transdigm, Inc., Extend Term Loan F	4.274%	LIBOR	3.000%	6/07/23	Ba2	744,695
3,333	Transdigm, Inc., Term Loan E, First Lien	4.272%	LIBOR	3.000%	5/14/22	Ba2	3,352,552
402	Transdigm, Inc., Term Loan G	4.262%	LIBOR	3.000%	8/22/24	Ba2	404,400
12,213	Total Aerospace & Defense						12,355,302

	Air Freight & Logistics – 0.8% (0.5% of Total Investments)

1,322	Americold Realty Operating Partnership, Term Loan B	4.992%	LIBOR	3.750%	12/01/22	BB	1,340,450
1,148	PAE Holding Corporation, Term Loan B	6.742%	LIBOR	5.500%	10/20/22	B+	1,156,652
1,444	XPO Logistics, Inc., Refinanced Term Loan	3.599%	LIBOR	2.250%	11/01/21	BB+	1,454,368
3,914	Total Air Freight & Logistics						3,951,470

	Airlines – 1.9% (1.2% of Total Investments)

2,394	American Airlines, Inc., Replacement Term Loan	3.240%	LIBOR	2.000%	6/27/20	BB+	2,403,697
2,732	American Airlines, Inc., Replacement Term Loan	3.238%	LIBOR	2.000%	10/10/21	BB+	2,741,330
3,660	American Airlines, Inc., Term Loan B	3.739%	LIBOR	2.500%	12/14/23	BB+	3,675,244
8,786	Total Airlines						8,820,271

	Auto Components – 0.7% (0.4% of Total Investments)

1,000	DexKo Global, Inc., Term Loan, First Lien	5.365%	LIBOR	4.000%	7/24/24	B1	1,009,795
559	Horizon Global Corporation, Term Loan B	5.742%	LIBOR	4.500%	6/30/21	B+	563,539
1,496	Superior Industries International, Inc., Term Loan B	5.739%	LIBOR	4.500%	5/22/24	B1	1,507,371
3,055	Total Auto Components						3,080,705

	Automobiles – 2.3% (1.5% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	3.240%	LIBOR	2.000%	12/31/18	BBB–	4,606,259
6,253	Formula One Group, Term Loan B	4.242%	LIBOR	3.000%	2/01/24	B+	6,310,570
10,841	Total Automobiles						10,916,829

	Building Products – 0.9% (0.6% of Total Investments)

4,224	Quikrete Holdings, Inc., Term Loan B	3.992%	LIBOR	2.750%	11/15/23	BB–	4,250,170

	Capital Markets – 0.3% (0.2% of Total Investments)

1,488	RPI Finance Trust, Term Loan B6	3.333%	LIBOR	2.000%	3/27/23	Baa2	1,495,491

	Chemicals – 0.7% (0.4% of Total Investments)

897	Ineos US Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	899,115
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,542,292
746	Univar, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/22	BB	751,170
3,164	Total Chemicals						3,192,577

	Commercial Services & Supplies – 4.1% (2.6% of Total Investments)

737	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.953%	LIBOR	2.750%	11/10/23	BB	744,395
220	Education Management LLC, First Lien Term Loan A, (5)	5.849%	LIBOR	4.500%	7/02/20	N/R	95,502

NUVEEN	1

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$496	Education Management LLC, Tranche B, Term Loan (cash 8.804%, PIK 1.000%), (5)	8.849%	LIBOR	7.500%	7/02/20	N/R	$11,898
993	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.335%	LIBOR	4.000%	10/19/23	B2	997,462
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	9.836%	LIBOR	8.500%	10/07/24	CCC	993,750
3,141	iQor US, Inc., Term Loan, First Lien	6.335%	LIBOR	5.000%	4/01/21	B	3,140,628
333	iQor US, Inc., Term Loan, Second Lien	10.085%	LIBOR	8.750%	4/01/22	CCC+	323,500
969	KAR Auction Services, Inc., Term Loan B5	3.875%	LIBOR	2.500%	3/09/23	Ba2	977,976
2,970	Monitronics International, Inc., Term Loan B2, First Lien	6.833%	LIBOR	5.500%	9/30/22	B2	2,947,725
2,275	Protection One, Inc., Term Loan	3.992%	LIBOR	2.750%	5/02/22	BB–	2,298,091
2,105	Skillsoft Corporation, Initial Term Loan, First Lien	5.992%	LIBOR	4.750%	4/28/21	B–	2,029,838
1,478	Universal Services of America, Initial Term Loan, First Lien	5.083%	LIBOR	3.750%	7/28/22	B+	1,474,597
1,750	Universal Services of America, Term Loan, Second Lien	9.880%	LIBOR	8.500%	7/28/23	B–	1,715,000
1,323	West Corporation, Term Loan B	5.242%	LIBOR	4.000%	10/10/24	Ba3	1,327,270
19,790	Total Commercial Services & Supplies						19,077,632

	Communications Equipment – 2.6% (1.6% of Total Investments)

1,835	Avaya, Inc., DIP Term Loan	8.739%	LIBOR	7.500%	1/24/18	Baa3	1,846,513
5,418	Avaya, Inc., Term Loan B3, (5)	6.460%	LIBOR	4.500%	10/26/17	N/R	4,512,267
1,060	Avaya, Inc., Term Loan B6, (5)	6.500%	LIBOR	5.500%	3/31/18	N/R	883,741
1,815	Avaya, Inc., Term Loan B7, (5)	6.500%	LIBOR	5.250%	5/29/20	N/R	1,513,821
1,188	Colorado Buyer, Inc., Term Loan, First Lien	4.310%	LIBOR	3.000%	5/01/24	Ba3	1,199,338
583	Colorado Buyer, Inc., Term Loan, Second Lien	8.570%	LIBOR	7.250%	5/01/25	B3	595,000
1,500	Mitel US Holdings, Inc., Incremental Term Loan	5.130%	LIBOR	3.750%	9/25/23	B+	1,519,065
13,399	Total Communications Equipment						12,069,745

	Construction & Engineering – 0.4% (0.2% of Total Investments)

1,822	Traverse Midstream Partners, Term Loan B	5.330%	LIBOR	4.000%	9/21/24	B+	1,849,373

	Consumer Finance – 1.9% (1.2% of Total Investments)

1,832	First Data Corporation, Term Loan, First Lien	3.488%	LIBOR	2.250%	7/10/22	BB	1,839,493
7,170	First Data Corporation, Term Loan B	3.738%	LIBOR	2.500%	4/26/24	BB	7,208,973
9,002	Total Consumer Finance						9,048,466

	Containers & Packaging – 0.5% (0.3% of Total Investments)

1,116	Berry Global, Inc., Term Loan M	3.491%	LIBOR	2.250%	10/01/22	BB	1,122,437
995	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.992%	LIBOR	2.750%	2/05/23	B+	1,001,977
2,111	Total Containers & Packaging						2,124,414

	Diversified Consumer Services – 3.3% (2.1% of Total Investments)

4,967	Cengage Learning Acquisitions, Inc., Term Loan B	5.485%	LIBOR	4.250%	6/07/23	B+	4,671,701
5,892	Hilton Hotels Corporation, Term Loan B2	3.238%	LIBOR	2.000%	10/25/23	BBB–	5,938,775
3,421	Houghton Mifflin, Term Loan B, First Lien	4.242%	LIBOR	3.000%	5/28/21	B+	3,271,680
1,741	Laureate Education, Inc., New Term Loan	5.742%	LIBOR	4.500%	4/26/24	B	1,753,770
16,021	Total Diversified Consumer Services						15,635,926

	Diversified Financial Services – 2.6% (1.6% of Total Investments)

2,751	Citco III Limited, Term Loan	4.242%	LIBOR	3.000%	3/31/22	N/R	2,779,777
1,167	Freedom Mortgage Corporation, Initial Term Loan	6.956%	LIBOR	5.500%	2/23/22	BB–	1,188,852
2,275	MGM Growth Properties, Term Loan B	3.492%	LIBOR	2.250%	4/25/23	BB+	2,290,914
1,424	MJ Acquisition Corp., Term Loan, First Lien	4.321%	LIBOR	3.000%	6/01/22	B+	1,432,143
1,466	OM Group, Inc., Term Loan B	5.583%	LIBOR	4.250%	2/21/24	B	1,484,805

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Financial Services (continued)

$3,096	Veritas US, Inc., Term Loan B1	5.833%	LIBOR	4.500%	1/27/23	B+	$3,126,442
12,179	Total Diversified Financial Services						12,302,933

	Diversified Telecommunication Services – 8.6% (5.4% of Total Investments)

7,304	CenturyLink, Inc., Term Loan B	2.750%	N/A	N/A	1/31/25	BBB–	7,223,828
990	DTI Holdings, Inc., Term Loan B, First Lien	6.630%	LIBOR	5.250%	10/02/23	B	973,502
4,492	Frontier Communications Corporation, Term Loan B	4.990%	LIBOR	3.750%	1/14/20	BB–	4,288,142
2,978	Greeneden U.S. Holdings II LLC, Term Loan B	5.083%	LIBOR	3.750%	12/01/23	B	3,001,358
5,004	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.071%	LIBOR	2.750%	6/30/19	B1	4,996,836
3,445	Level 3 Financing, Inc., Tranche B, Term Loan	3.489%	LIBOR	2.250%	2/22/24	BBB–	3,462,559
591	Presidio, Inc., Term Loan, First Lien	4.583%	LIBOR	3.250%	2/02/22	B+	596,988
5,801	WideOpenWest Finance LLC, Term Loan B	4.487%	LIBOR	3.250%	8/18/23	B	5,820,652
997	Windstream Corporation, Term Loan B6	5.240%	LIBOR	4.000%	3/29/21	BB–	937,946
9,000	Ziggo B.V., Term Loan E	3.739%	LIBOR	2.500%	4/15/25	BB–	9,030,690
40,602	Total Diversified Telecommunication Services						40,332,501

	Electric Utilities – 1.5% (0.9% of Total Investments)

676	EFS Cogen Holdings LLC, Term Loan B	4.590%	LIBOR	3.250%	6/28/23	Ba3	682,127
2,620	Energy Future Intermediate Holding Company, DIP Term Loan	4.242%	LIBOR	3.000%	6/30/18	Ba3	2,639,474
714	Helix Generation, Term Loan B	5.083%	LIBOR	3.750%	6/03/24	BB	722,328
2,425	Vistra Operations Co., Term Loan B	4.011%	LIBOR	2.750%	8/04/23	BB+	2,435,482
557	Vistra Operations Co., Term Loan C	4.084%	LIBOR	2.750%	8/04/23	BB+	559,583
6,992	Total Electric Utilities						7,038,994

	Electrical Equipment – 0.6% (0.4% of Total Investments)

904	TTM Technologies, Term Loan B	3.742%	LIBOR	2.500%	9/28/24	BBB–	912,268
2,071	Zebra Technologies Corporation, Term Loan B	3.371%	LIBOR	2.000%	10/24/21	BB	2,084,298
2,975	Total Electrical Equipment						2,996,566

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

750	Diversey, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	754,387
332	Drill Rigs Holdings, Inc., Restructure Term Loan	8.000%	N/A	N/A	9/20/24	B	337,340
670	Dynamic Energy Services International LLC, Term Loan, (cash 14.812%, PIK 1.500%)	14.812%	LIBOR	13.500%	3/06/18	N/R	241,186
1,752	Total Energy Equipment & Services						1,332,913

	Equity Real Estate Investment Trusts – 2.3% (1.5% of Total Investments)

4,652	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.242%	LIBOR	3.000%	10/24/22	B+	4,474,902
1,270	Realogy Group LLC, Term Loan B	3.492%	LIBOR	2.250%	7/20/22	BB+	1,280,518
5,439	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	4.992%	LIBOR	3.750%	12/18/20	Caa2	5,150,892
11,361	Total Equity Real Estate Investment Trusts						10,906,312

	Food & Staples Retailing – 4.8% (3.0% of Total Investments)

16,586	Albertson’s LLC, Term Loan B4, (DD1)	3.992%	LIBOR	2.750%	8/25/21	BB	16,115,904
1,671	Albertson’s LLC, Term Loan B6	4.317%	LIBOR	3.000%	6/22/23	BB	1,622,125
1,111	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.988%	LIBOR	3.750%	2/03/24	B–	1,086,213
2,875	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.125%	LIBOR	3.875%	6/21/21	BB–	2,888,182
888	Save-A-Lot, Term Loan B	7.242%	LIBOR	6.000%	12/05/23	B	797,354
51	Supervalu, Inc., Delayed Draw, Term Loan B	4.742%	LIBOR	3.500%	6/02/24	BB–	49,641
85	Supervalu, Inc., Term Loan B	4.735%	LIBOR	3.500%	6/08/24	BB–	82,735
23,267	Total Food & Staples Retailing						22,642,154

NUVEEN	3

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products – 4.2% (2.6% of Total Investments)

$1,000	American Seafoods Group LLC, Term Loan B	4.572%	LIBOR	3.250%	8/21/23	BB–	$1,013,750
1,451	Hearthside Group Holdings LLC, Term Loan B	4.242%	LIBOR	3.000%	6/02/21	B1	1,462,134
3,437	Jacobs Douwe Egberts, Term Loan B	3.563%	LIBOR	2.250%	7/02/22	BB	3,471,945
2,583	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.750%	LIBOR	1.500%	3/03/21	BBB–	2,579,283
1,928	Pinnacle Foods Finance LLC, Term Loan B	3.232%	LIBOR	2.000%	2/02/24	BB+	1,940,309
8,918	US Foods, Inc., New Term Loan B	4.000%	LIBOR	2.750%	6/27/23	BB	9,003,031
19,317	Total Food Products						19,470,452

	Health Care Equipment & Supplies – 1.5% (0.9% of Total Investments)

834	Acelity, Term Loan B	4.583%	LIBOR	3.250%	2/02/24	B1	835,000
872	ConvaTec, Inc., Term Loan B	3.583%	LIBOR	2.250%	10/25/23	BB	876,291
1,278	Greatbatch, Inc., Term Loan B	4.740%	LIBOR	3.500%	10/27/22	B	1,285,168
1,861	Onex Carestream Finance LP, Term Loan, First Lien	5.333%	LIBOR	4.000%	6/07/19	B+	1,867,916
2,240	Onex Carestream Finance LP, Term Loan, Second Lien	9.833%	LIBOR	8.500%	12/07/19	B–	2,199,804
7,085	Total Health Care Equipment & Supplies						7,064,179

	Health Care Providers & Services – 5.2% (3.3% of Total Investments)

2,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,514,850
2,294	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.239%	LIBOR	4.000%	4/28/22	B1	2,306,753
845	Community Health Systems, Inc., Term Loan G	4.067%	LIBOR	2.750%	12/31/19	Ba3	828,608
1,506	Community Health Systems, Inc., Term Loan H	4.317%	LIBOR	3.000%	1/27/21	Ba3	1,461,713
1,684	Envision Healthcare Corportation, Term Loan B, First Lien	4.250%	LIBOR	3.000%	12/01/23	BB–	1,693,865
1,607	HCA, Inc., Term Loan A5	2.742%	LIBOR	1.500%	6/10/20	BBB–	1,610,712
1,995	HCA, Inc., Term Loan B9, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	2,006,758
1,143	Healogics, Inc., Term Loan, First Lien	5.570%	LIBOR	4.250%	7/01/21	B–	966,176
1,955	Heartland Dental Care, Inc., Term Loan, First Lien	6.090%	LIBOR	4.750%	7/28/23	B2	1,985,550
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	LIBOR	8.500%	7/31/24	CCC	1,515,000
2,717	Millennium Laboratories, Inc., Term Loan B, First Lien	7.742%	LIBOR	6.500%	12/21/20	CCC+	1,341,609
1,364	MultiPlan, Inc., Term Loan B	4.333%	LIBOR	3.000%	6/07/23	B+	1,378,446
1,250	PharMerica, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,260,156
341	Quorum Health Corp., Term Loan B	8.066%	LIBOR	6.750%	4/29/22	B2	345,349
2,420	Select Medical Corporation, Tranche B, Term Loan	4.850%	LIBOR	3.500%	3/01/21	Ba2	2,455,177
645	Vizient, Inc., New Term Loan B	4.742%	LIBOR	3.500%	2/13/23	BB–	650,184
25,766	Total Health Care Providers & Services						24,320,906

	Health Care Technology – 1.6% (1.0% of Total Investments)

1,804	Catalent Pharma Solutions Inc., Term Loan B	3.492%	LIBOR	2.250%	5/31/24	BB	1,822,839
4,975	Emdeon, Inc., Term Loan	3.992%	LIBOR	2.750%	3/01/24	Ba3	5,009,203
673	Press Ganey Holdings, Inc., Term Loan, Second Lien	7.742%	LIBOR	6.500%	10/21/24	CCC+	684,262
7,452	Total Health Care Technology						7,516,304

	Hotels, Restaurants & Leisure – 8.4% (5.3% of Total Investments)

14,904	Burger King Corporation, Term Loan B3	3.528%	LIBOR	2.250%	2/16/24	Ba3	14,939,733
3,955	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	3.742%	LIBOR	2.500%	10/07/24	BB	3,963,017
3,000	Caesars Resort Collection, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	3,022,500
1,754	CCM Merger, Inc., Term Loan B	3.992%	LIBOR	2.750%	8/09/21	BB–	1,768,633

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$3,298	CityCenter Holdings LLC, Term Loan B	3.742%	LIBOR	2.500%	4/18/24	BB–	$3,317,650
2,958	Intrawest Resorts Holdings, Inc., Term Loan B1	4.492%	LIBOR	3.250%	7/31/24	B	2,992,693
1,711	Life Time Fitness, Inc., Term Loan B	4.317%	LIBOR	3.000%	6/10/22	BB–	1,717,588
5,063	Scientific Games Corporation, Term Loan B4	4.516%	LIBOR	3.250%	8/14/24	B+	5,127,945
2,603	Station Casino LLC, Term Loan B	3.740%	LIBOR	2.500%	6/08/23	BB	2,615,130
39,246	Total Hotels, Restaurants & Leisure						39,464,889

	Household Products – 0.7% (0.4% of Total Investments)

2,425	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.742%	LIBOR	3.500%	11/16/20	B1	2,104,447
1,196	Serta Simmons Holdings LLC, Term Loan, First Lien, (DD1)	4.830%	LIBOR	3.500%	11/08/23	B1	1,181,505
3,621	Total Household Products						3,285,952

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

944	Dynegy, Inc., Tranche Term Loan C1	4.492%	LIBOR	3.250%	2/07/24	BB	951,074

	Industrial Conglomerates – 1.3% (0.8% of Total Investments)

2,012	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.615%	LIBOR	4.250%	6/16/24	B	2,026,659
1,000	Education Adisory Board, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,003,750
1,741	Foresight Energy LLC, Term Loan,First Lien	7.083%	LIBOR	5.750%	3/28/22	B	1,647,221
938	Robertshaw US Holding Corp., Term Loan, First Lien	5.750%	LIBOR	4.500%	8/02/24	B1	951,561
500	Robertshaw US Holding Corp., Term Loan, Second Lien	10.250%	LIBOR	9.000%	2/04/25	CCC+	501,250
6,191	Total Industrial Conglomerates						6,130,441

	Insurance – 1.7% (1.1% of Total Investments)

746	Acrisure LLC, Term Loan, First Lien	6.272%	LIBOR	5.000%	11/22/23	B	750,914
3,255	Alliant Holdings I LLC, Term Loan B	4.490%	LIBOR	3.250%	8/14/22	B	3,283,963
4,023	Hub International Holdings, Inc., Initial Term Loan	4.312%	LIBOR	3.000%	10/02/20	B1	4,059,741
8,024	Total Insurance						8,094,618

	Internet and Direct Marketing Retail – 0.5% (0.3% of Total Investments)

2,326	Travelport LLC, Term Loan B	4.061%	LIBOR	2.750%	8/31/21	B+	2,331,230

	Internet Software & Services – 2.3% (1.4% of Total Investments)

675	Ancestry.com, Inc., Term Loan B, Second Lien	9.490%	LIBOR	8.250%	10/19/24	CCC+	693,141
1,485	Ancestry.com, Inc., Term Loan, First Lien	4.490%	LIBOR	3.250%	10/19/23	B1	1,503,874
1,146	Rackspace Hosting, Inc., Term Loan B	4.311%	LIBOR	3.000%	11/03/23	BB+	1,147,347
3,669	Sabre, Inc., Term Loan B	3.492%	LIBOR	2.250%	2/22/24	Ba2	3,690,357
1,913	SkillSoft Corporation, Term Loan, Second Lien	9.492%	LIBOR	8.250%	4/28/22	CCC	1,640,263
1,496	TierPoint LLC, Term Loan, First Lien	4.992%	LIBOR	3.750%	5/05/24	B+	1,514,018
500	TierPoint LLC, Term Loan, Second Lien	8.492%	LIBOR	7.250%	5/05/25	CCC+	509,375
10,884	Total Internet Software & Services						10,698,375

	IT Services – 2.5% (1.6% of Total Investments)

1,000	DigiCert, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,013,540
1,006	Engility Corporation, Term Loan B2	4.528%	N/A	N/A	8/11/23	BB–	1,019,703
1,238	Gartner, Inc., Term Loan A	3.242%	LIBOR	2.000%	3/21/22	BB+	1,245,234
746	Gartner, Inc., Term Loan B	3.242%	LIBOR	2.000%	4/05/24	BB+	753,246
344	Mitchell International, Inc., Initial Term Loan B, First Lien	4.880%	LIBOR	3.500%	10/13/20	B1	347,779
2,500	Optiv Security, Inc., Term Loan, Second Lien	8.563%	LIBOR	7.250%	1/31/25	Caa1	2,340,625
750	PEAK 10, Inc., Term Loan B	4.811%	LIBOR	3.500%	8/01/24	B	755,509
420	PEAK 10, Inc., Term Loan, Second Lien	8.561%	LIBOR	7.250%	8/01/25	CCC+	432,337

NUVEEN	5

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$1,746	Tempo Acquisition LLC, Term Loan B	4.242%	LIBOR	3.000%	5/01/24	B1	$1,753,812
781	Vantiv, Inc., Term Loan B	3.239%	LIBOR	2.000%	8/07/24	BBB–	787,200
219	Vantiv, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	220,105
988	WEX, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/23	BB–	999,933
11,738	Total IT Services						11,669,023

	Leisure Products – 1.5% (0.9% of Total Investments)

1,547	24 Hour Fitness Worldwide, Inc., Term Loan B	5.085%	LIBOR	3.750%	5/28/21	Ba3	1,550,836
2,035	Academy, Ltd., Term Loan B	5.264%	LIBOR	4.000%	7/01/22	B3	1,508,879
1,840	Equinox Holdings, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	3/08/24	B+	1,856,428
993	Four Seasons Holdings, Inc., Term Loan B	3.742%	LIBOR	2.500%	11/30/23	BB	1,001,001
1,000	Zodiac Pool Solutions LLC, Term Loan, Second Lien	10.333%	LIBOR	9.000%	12/20/24	CCC+	1,017,920
7,415	Total Leisure Products						6,935,064

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

576	Inventiv Health, Inc., Term Loan B	3.492%	LIBOR	2.250%	8/01/24	Ba2	579,384
1,000	Parexel International Corp., Term Loan B	4.242%	LIBOR	3.000%	9/27/24	B1	1,010,625
1,576	Total Life Sciences Tools & Services						1,590,009

	Machinery – 0.9% (0.6% of Total Investments)

2,408	Gardner Denver, Inc., Term Loan B	4.083%	LIBOR	2.750%	7/30/24	B+	2,424,723
1,055	Gates Global LLC, Initial Dollar Term Loan B1	4.583%	LIBOR	3.250%	4/01/24	B+	1,063,981
826	Rexnord LLC, Term Loan B, First Lien	4.085%	LIBOR	2.750%	8/21/23	BB–	832,201
4,289	Total Machinery						4,320,905

	Marine – 0.2% (0.1% of Total Investments)

925	American Commercial Lines LLC, Term Loan B, First Lien	9.992%	LIBOR	8.750%	11/12/20	B–	718,031

	Media – 12.6% (7.9% of Total Investments)

1,157	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.628%	LIBOR	3.250%	7/23/21	B1	1,098,472
1,493	Affinion Group Holdings, Inc., Term Loan, First Lien	9.059%	LIBOR	7.750%	5/10/22	B2	1,504,395
3,343	Catalina Marketing Corporation, Term Loan, First Lien	4.742%	LIBOR	3.500%	4/09/21	B1	2,764,515
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.992%	LIBOR	6.750%	4/11/22	Caa1	826,875
5,417	Cequel Communications LLC, Term Loan B	3.492%	LIBOR	2.250%	7/28/25	BB–	5,420,499
3,940	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.500%	LIBOR	2.250%	1/15/24	BBB–	3,973,057
3,560	Clear Channel Communications, Inc., Tranche D, Term Loan, (DD1)	8.083%	LIBOR	6.750%	1/30/19	Caa1	2,680,250
3,696	Clear Channel Communications, Inc.,Term Loan E, (DD1)	8.833%	LIBOR	7.500%	7/30/19	Caa1	2,783,839
8,848	Cumulus Media, Inc., Term Loan B, (5)	4.500%	LIBOR	3.250%	12/23/20	Caa1	7,729,366
1,803	Emerald Expositions Holdings, Inc., Term Loan B	4.333%	LIBOR	3.000%	5/17/24	BB	1,827,412
1,600	Getty Images, Inc., Term Loan B, First Lien	4.833%	LIBOR	3.500%	10/18/19	B3	1,401,352
592	Gray Television, Inc., Term Loan B2	3.735%	LIBOR	2.500%	2/07/24	BB	597,494
1,935	IMG Worldwide, Inc.,Term Loan, First Lien	4.640%	LIBOR	3.250%	5/06/21	B+	1,951,991
694	Lions Gate Entertainment Corporation, Term Loan B	4.242%	LIBOR	3.000%	12/08/23	Ba2	699,824
1,042	LSC Communications, Term Loan	7.203%	LIBOR	6.000%	9/30/22	Ba3	1,050,781
4,444	McGraw-Hill Education Holdings LLC, Term Loan B	5.242%	LIBOR	4.000%	5/02/22	Ba3	4,444,217
458	Nexstar Broadcasting Group, Term Loan, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	461,436
3,651	Nexstar Broadcasting Group, Term Loan B, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	3,677,759

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Entity (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$750	Red Ventures, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	$746,250
1,954	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.742%	LIBOR	3.500%	8/14/22	B	1,963,503
8,206	Univision Communications, Inc., Term Loan C5	3.992%	LIBOR	2.750%	3/15/24	BB–	8,192,116
1,250	Virgin Media Investment Holdings, Limited Term Loan I	3.989%	LIBOR	2.750%	1/31/25	BB–	1,256,406
1,120	WMG Acquisition Corporation, Term Loan, First Lien	3.738%	LIBOR	2.500%	11/01/23	Ba3	1,127,657
259	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	642,536
268	Yell Group PLC, Term Loan A2, First Lien	8.309%	LIBOR	7.000%	9/07/21	N/R	276,583
62,980	Total Media						59,098,585

	Metals & Mining – 0.7% (0.5% of Total Investments)

1,247	CanAm Construction, Inc., Term Loan B	6.738%	LIBOR	5.500%	7/01/24	B	1,260,902
745	Fairmount Minerals, Ltd., Term Loan B1, First Lien	6.750%	LIBOR	5.750%	9/05/19	Caa1	745,105
1,385	Zekelman Industries, Term Loan B	4.073%	LIBOR	2.750%	6/14/21	BB–	1,396,703
3,377	Total Metals & Mining						3,402,710

	Multiline Retail – 2.1% (1.3% of Total Investments)

2,275	99 Cents Only Stores Tranche B2, Term Loan	4.826%	LIBOR	3.500%	1/11/19	Caa1	2,164,819
1,193	Belk, Inc., Term Loan B, First Lien	6.099%	LIBOR	4.750%	12/12/22	B2	991,460
5,650	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	5,731,219
922	Hudson’s Bay Company, Term Loan B, First Lien	4.522%	LIBOR	3.250%	9/30/22	BB	900,691
10,040	Total Multiline Retail						9,788,189

	Oil, Gas & Consumable Fuels – 3.4% (2.1% of Total Investments)

1,455	BCP Renaissance Parent, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,473,636
1,250	California Resources Corporation, Term Loan	11.612%	LIBOR	10.375%	12/31/21	B	1,344,787
573	California Resources Corporation, Term Loan A, First Lien	4.242%	LIBOR	3.000%	11/25/19	B1	555,841
659	Crestwood Holdings LLC, Term Loan B	9.237%	LIBOR	8.000%	6/19/19	B–	662,456
241	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%)	5.000%	N/A	N/A	5/13/22		15,640
3,295	Fieldwood Energy LLC, Term Loan, First Lien	4.208%	LIBOR	2.875%	10/01/18	B–	3,159,382
1,648	Fieldwood Energy LLC, Term Loan, First Lien	8.333%	LIBOR	7.000%	8/31/20	B–	1,501,358
941	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	CCC–	356,370
2,109	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	1,515,126
3,391	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	1,222,837
1,760	Peabody Energy Corporation, Term Loan B	4.742%	LIBOR	3.500%	3/31/22	Ba3	1,776,321
2,859	Seadrill Partners LLC, Initial Term Loan	4.333%	LIBOR	N/A	2/21/21	CCC+	2,186,151
44	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	3.500%	4/13/23	CCC+	38,382
20,225	Total Oil, Gas & Consumable Fuels						15,808,287

	Pharmaceuticals – 2.2% (1.4% of Total Investments)

2,378	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.492%	LIBOR	4.250%	10/21/21	Caa2	1,990,516
3,980	Grifols, Inc., Term Loan B	3.453%	LIBOR	2.250%	1/31/25	BB	3,998,746
4,408	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.040%	LIBOR	2.750%	8/18/22	Ba3	4,437,646
64	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.990%	LIBOR	4.750%	4/01/22	BB–	65,662
10,830	Total Pharmaceuticals						10,492,570

NUVEEN	7

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Entity (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Professional Services – 0.6% (0.5% of Total Investments)

$618	Ceridian Corporation, Term Loan B2	4.739%	LIBOR	3.500%	9/15/20	Ba3	$619,362
1,990	Nielsen Finance LLC, Term Loan B4	3.238%	LIBOR	2.000%	10/04/23	BBB–	1,999,950
2,608	Total Professional Services						2,619,312

	Real Estate Management & Development – 1.0% (0.6% of Total Investments)

2,034	Capital Automotive LP, Term Loan, First Lien	4.250%	LIBOR	3.000%	3/24/24	B1	2,041,789
2,443	Capital Automotive LP, Term Loan, Second Lien	7.240%	LIBOR	6.000%	3/24/25	CCC+	2,516,120
4,477	Total Real Estate Management & Development						4,557,909

	Road & Rail – 0.3% (0.2% of Total Investments)

1,474	Quality Distribution, Incremental Term Loan, First Lien	6.833%	LIBOR	5.500%	8/18/22	B2	1,468,835

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

1,079	Cypress Semiconductor Corp, Term Loan B	3.990%	LIBOR	2.750%	7/05/21	BB	1,087,625
1,287	Lumileds, Term Loan, First Lien	5.817%	LIBOR	4.500%	6/30/24	Ba3	1,306,239
1,234	Micron Technology, Inc., New Term Loan B	3.390%	LIBOR	2.000%	4/26/22	Baa2	1,248,262
1,387	Microsemi Corporation, Term Loan B	3.488%	LIBOR	2.250%	1/17/23	BB	1,394,490
2,018	On Semiconductor Corp., New Term Loan B	3.492%	LIBOR	2.250%	3/31/23	Ba1	2,029,429
7,005	Total Semiconductors & Semiconductor Equipment						7,066,045

	Software – 11.9% (7.4% of Total Investments)

3,242	Blackboard, Inc., Term Loan B4	6.354%	LIBOR	5.000%	6/30/21	B+	3,115,202
4,209	BMC Software, Inc., Initial Term Loan B1	5.242%	LIBOR	3.750%	9/10/22	B+	4,243,803
932	Computer Sciences Government Services, Term Loan B	3.333%	LIBOR	2.000%	11/30/23	BB+	937,610
4,616	Compuware Corporation, Term Loan B2, First Lien	5.630%	LIBOR	4.250%	12/15/21	B	4,691,056
264	Compuware Corporation, Term Loan, Second Lien	9.616%	LIBOR	8.250%	12/15/22	B–	268,655
2,196	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	2,196,605
10,072	Infor (US), Inc., Term Loan B	4.083%	LIBOR	2.750%	2/01/22	B1	10,098,998
1,971	Informatica Corp., Term Loan B	4.833%	LIBOR	3.500%	8/05/22	B	1,978,329
1,241	Kronos Incorporated, Term Loan, First Lien	4.812%	LIBOR	3.500%	11/01/23	B	1,250,882
2,750	McAfee Holdings International, Inc., Term Loan, First Lien	5.833%	LIBOR	4.500%	9/27/24	B1	2,771,601
750	McAfee Holdings International, Inc., Term Loan, Second Lien	9.833%	LIBOR	8.500%	9/29/25	B–	763,830
903	Micro Focus International PLC, New Term Loan	3.989%	LIBOR	2.750%	6/21/24	BB–	907,366
6,097	Micro Focus International PLC, Term Loan B	3.988%	LIBOR	2.750%	6/21/24	BB–	6,127,669
2,943	Micro Focus International PLC, Term Loan B2	3.742%	LIBOR	2.500%	11/19/21	BB–	2,956,171
1,189	Misys, New Term Loan, Second Lien	8.567%	LIBOR	7.250%	6/13/25	CCC+	1,184,448
1,489	RP Crown Parent, LLC, Term Loan B	4.242%	LIBOR	3.000%	10/25/23	B1	1,499,297
1,566	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.492%	LIBOR	2.250%	7/08/22	BB+	1,577,390
75	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.492%	LIBOR	2.250%	7/08/22	BB+	75,964
6,442	Tibco Software, Inc., Term Loan, First Lien	4.750%	LIBOR	3.500%	12/04/20	B1	6,491,069
1,114	Vertafore, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	6/30/23	B	1,122,660
1,210	Vertiv Co., New Term Loan B	5.242%	LIBOR	4.000%	11/30/23	Ba3	1,220,936
55,271	Total Software						55,479,541

	Specialty Retail – 0.5% (0.3% of Total Investments)

1,854	Petco Animal Supplies, Inc., Term Loan B1	4.380%	LIBOR	3.000%	1/26/23	B1	1,522,745
736	Petsmart Inc., Term Loan B, First Lien	4.240%	LIBOR	3.000%	3/11/22	Ba3	631,315
2,590	Total Specialty Retail						2,154,060

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Entity (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 6.6% (4.2% of Total Investments)

$976	Conduent, Inc., Term Loan B	4.242%	LIBOR	3.000%	12/07/23	BB+	$986,654
11,497	Dell International LLC, Refinancing Term Loan B	3.250%	LIBOR	2.000%	9/07/23	BBB–	11,539,677
5,534	Dell International LLC, Replacement Term Loan A2	3.000%	LIBOR	1.750%	9/07/21	BBB–	5,547,298
3,088	Dell International LLC, Replacement Term Loan A3	2.750%	LIBOR	1.500%	12/31/18	BBB–	3,093,000
1,212	Dell Software Group, Term Loan B	7.380%	LIBOR	6.000%	10/31/22	B1	1,226,857
8,508	Western Digital, Inc., New Term Loan B	3.990%	LIBOR	2.750%	4/29/23	BBB–	8,555,566
30,815	Total Technology Hardware, Storage & Peripherals						30,949,052

	Trading Companies & Distributors – 1.5% (0.9% of Total Investments)

6,892	Avolon, Repriced Term Loan B2	3.488%	LIBOR	2.250%	3/21/22	BBB–	6,953,477

	Transportation Infrastructure – 0.4% (0.2% of Total Investments)

83	Ceva Group PLC, Canadian Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	80,604
483	Ceva Group PLC, Dutch B.V., Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	467,503
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	1.233%	N/A	N/A	3/19/21	B–	459,389
667	Ceva Group PLC, US Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	644,832
1,708	Total Transportation Infrastructure						1,652,328

	Wireless Telecommunication Services – 3.6% (2.2% of Total Investments)

2,069	Asurion LLC, Term Loan B4	3.992%	LIBOR	2.750%	8/04/22	Ba3	2,087,605
1,895	Asurion LLC, Term Loan B5	4.242%	LIBOR	3.000%	11/03/23	Ba3	1,914,266
6,965	Sprint Corporation, Term Loan, First Lien	3.750%	LIBOR	2.500%	2/02/24	Ba2	6,999,094
2,557	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.242%	LIBOR	3.000%	4/23/19	B	2,496,899
1,395	Syniverse Technologies, Inc., Tranche B, Term Loan	4.333%	LIBOR	3.000%	4/23/19	B	1,362,447
1,841	UPC Financing Partnership, Term Loan AR1, First Lien	3.732%	LIBOR	2.500%	1/15/26	BB	1,848,830
16,722	Total Wireless Telecommunication Services						16,709,141
$602,771	Total Variable Rate Senior Loan Interests (cost $595,388,208)						588,182,237

Shares	Description (1)						Value

	COMMON STOCKS – 1.9% (1.2% of Total Investments)

	Banks – 0.2% (0.1% of Total Investments)

11,985	BLB Worldwide Holdings Inc., (6)						$1,128,088

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

71,949	Cengage Learning Holdings II LP, (6)						526,163
3,124,035	Education Management Corporation, (6), (7)						312
	Total Diversified Consumer Services						526,475

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

60,418	C&J Energy Services Inc., (6)						1,721,309
58,041	Ocean Rig UDW Inc., (6)						1,554,338
2,534	Vantage Drill International, (6)						470,480
	Total Energy Equipment & Services						3,746,127

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

54,276	Millenium Health LLC, (6)						27,138

	Media – 0.5% (0.3% of Total Investments)

963,320	Hibu PLC, (6), (8)						1
23,363	Metro-Goldwyn-Mayer, (6)						2,239,928

NUVEEN	9

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Shares	Description (1)				Value

	Media (continued)

36,087	Tribune Media Company				$722
	Total Media				2,240,651

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

109	Energy and Exploration Partners, Inc., (6), (8)				—
46	Southcross Holdings Borrower LP, (6)				29,900
	Total Oil, Gas & Consumable Fuels				29,900

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

15,675	Smart Global Holdings, Inc., (8)				478,066

	Specialty Retail – 0.2% (0.1% of Total Investments)

8,181	Gymboree Corporation, (6)				146,825
22,273	Gymboree Corporation, (6)				517,847
	Total Specialty Retail				664,672
	Total Common Stocks (cost $15,791,113)				8,841,117

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation, (7)	7.500%		N/R	$—
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				—

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$550	Nortel Networks Limited	1.750%	4/15/12	N/R	$38,500
$550	Total Convertible Bonds (cost $32,698)				38,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 19.9% (12.4% of Total Investments)

	Communications Equipment – 0.4% (0.2% of Total Investments)

$155	Avaya Inc., 144A, (5)	7.000%	4/01/19	N/R	$130,200
1,300	Avaya Inc., (5), (8)	9.250%	5/31/25	N/R	1,235,000
3,830	Avaya Inc., 144A, (5)	10.500%	3/01/21	N/R	234,587
5,285	Total Communications Equipment				1,599,787

	Diversified Telecommunication Services – 4.6% (2.9% of Total Investments)

2,462	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	2,332,745
4,760	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	4,063,850
5,580	IntelSat Jackson Holdings	9.750%	7/15/25	CCC+	5,621,850
1,005	IntelSat Limited	6.750%	6/01/18	CCC–	984,900
8,012	IntelSat Limited	7.750%	6/01/21	CCC–	5,027,530
4,630	IntelSat Limited	8.125%	6/01/23	CCC–	2,824,300
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	772,710
27,199	Total Diversified Telecommunication Services				21,627,885

	Equity Real Estate Investment Trusts – 0.7% (0.4% of Total Investments)

3,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	3,363,750

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services – 1.0% (0.6% of Total Investments)

$4,500	HCA Inc.	6.500%	2/15/20	BBB–	$4,848,750

	Hotels, Restaurants & Leisure – 1.8% (1.1% of Total Investments)

1,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	1,054,250
2,750	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	2,908,125
4,200	Scientific Games International Inc.	10.000%	12/01/22	B–	4,641,000
7,950	Total Hotels, Restaurants & Leisure				8,603,375

	Household Durables – 1.1% (0.7% of Total Investments)

4,900	Lennar Corporation	4.125%	12/01/18	BB+	4,979,625

	Media – 3.5% (2.2% of Total Investments)

150	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	154,003
11,043	Clear Channel Communications Inc., Term Loan B, (5), (8)	12.000%	8/01/21	N/R	—
2,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,045,000
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,001,250
1,325	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,405,991
1,714	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	1,216,940
4,662	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	3,438,225
13,537	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	1,353,734
7,850	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	5,642,188
43,281	Total Media				16,257,331

	Oil, Gas & Consumable Fuels – 1.7% (1.1% of Total Investments)

4,450	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,948,125
500	Denbury Resources Inc.	6.375%	8/15/21	CCC+	342,500
2,835	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,778,962
600	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	503,814
2,400	FTS International Inc., 144A, (LIBOR reference rate + 7.500% spread), (21)	8.746%	6/15/20	B+	2,451,000
10,785	Total Oil, Gas & Consumable Fuels				8,024,401

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

600	Concordia Healthcare Corporation, 144A, (5)	7.000%	4/15/23	C	64,500

	Semiconductors & Semiconductor Equipment – 0.4% (0.2% of Total Investments)

1,394	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,573,478

	Software – 1.7% (1.1% of Total Investments)

3,120	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,194,100
1,100	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	1,102,068
3,500	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,602,375
7,720	Total Software				7,898,543

	Technology Hardware, Storage & Peripherals – 0.9% (0.6% of Total Investments)

4,000	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	4,380,000

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

1,450	Sprint Communications Inc.	7.000%	8/15/20	B+	1,566,000
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,705,000
500	Sprint Corporation	7.125%	6/15/24	B+	540,470
800	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	816,000
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	184,625
8,925	Total Wireless Telecommunication Services				9,812,095
$129,789	Total Corporate Bonds (cost $106,397,997)				93,033,520

NUVEEN	11

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.4% (0.9% of Total Investments)

$675	Bristol Park CLO Limited, Series 2016-1A, 144A, (LIBOR reference rate + 7.250% spread ), (21)	8.609%	4/15/29	Ba3	$699,567
800	Dryden Senior Loan Fund, Series 2017-50A, 144A, (LIBOR reference rate + 6.260% spread), (21)	7.517%	7/15/30	Ba3	803,818
750	Gilbert Park CLO LTD, Series 2017-1A, 144A, (LIBOR reference rate + 6.400% spread), (8), (21)	7.765%	10/15/30	Ba3	750,000
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (LIBOR reference rate + 5.500% spread), (21)	6.863%	4/20/26	Ba3	1,248,604
500	North End CLO Limited, Loan Pool, 144A, (LIBOR reference rate + 4.600% spread), (21)	5.953%	7/17/25	BB	486,289
2,000	Octagon Investment Partners, Series 2015-1A, 144A, (LIBOR reference rate + 5.850% spread), (21)	7.213%	10/20/26	Ba3	2,004,940
750	OZLM Funding Limited, Series 2012-2A, 144A, (LIBOR reference rate + 7.300% spread), (21)	8.678%	10/30/27	BB	760,324
$6,725	Total Asset-Backed Securities (cost $6,476,735)				6,753,542
	Total Long-Term Investments (cost $724,095,188)				696,848,916

Shares	Description (1)				Value

	SHORT-TERM INVESTMENTS – 10.8% (6.8% of Total Investments)

	INVESTMENT COMPANIES – 10.8% (6.8% of Total Investments)

50,468,502	BlackRock Liquidity Funds T-Fund Portfolio, (9)				$50,468,502
	Total Short-Term Investments (cost $50,468,502)				50,468,502
	Total Investments (cost $774,563,690) – 159.6%				747,317,418
	Borrowings – (38.2)% (10), (11)				(178,800,000)
	Term Preferred Shares, net of deferred offering costs – (17.7)% (12)				(82,738,061)
	Other Assets Less Liabilities – (3.7)% (13)				(17,665,214)
	Net Assets Applicable to Common Shares – 100%				$468,114,143

Investments in Derivatives as of October 31, 2017

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$8,000,000	Pay	1-Month LIBOR	2.250% (14)	Monthly	11/23/16	12/01/23 (15)	$(49,562)	$(49,562)
Morgan Stanley Capital Services LLC	10,000,000	Pay	1-Month LIBOR	2.500 (16)	Monthly	12/23/16	1/01/22 (17)	(17,911)	(17,911)
Morgan Stanley Capital Services LLC	21,000,000	Pay	1-Month LIBOR	2.500 (18)	Monthly	3/31/17	4/01/22 (19)	(32,855)	(32,855)
Morgan Stanley Capital Services LLC	45,000,000	Pay	1-Month LIBOR	4.000	Monthly	12/22/16	1/01/27 (20)	58,670	58,670
	$84,000,000							$(41,658)	$(41,658)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

12	NUVEEN

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2		Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$588,182,237		$—	$588,182,237
Common Stocks	8,362,738	312		478,067	8,841,117
$25 Par (or similar) Retail Preferred	—	—	**	—	—
Convertible Bonds	—	38,500		—	38,500
Corporate Bonds	—	91,798,520		1,235,000	93,033,520
Asset-Backed Securities	—	6,003,542		750,000	6,753,542
Short-Term Investments:
Investment Companies	50,468,502	—		—	50,468,502
Investments in Derivatives:
Interest Rate Swaps*	—	(41,658)		—	(41,658)
Total	$58,831,240	$685,981,453		$2,463,067	$747,275,760
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$780,957,984
Gross unrealized:
Appreciation	$15,223,618
Depreciation	(48,864,184)
Net unrealized appreciation (depreciation) of investments	$(33,640,566)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	$(41,658)

NUVEEN	13

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 23.9%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.1%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective December 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Effective January 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(18)	Effective April 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(19)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(20)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(21)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

14	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017